Schedule of Reconciliation of Income Tax Expense and Effective Income Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Debt Disclosure [Abstract]
Income tax expense/(benefit)	$ 335	$ 52	$ 1,058	$ 278	$ 1,246	$ 2,018
Effective tax rate	332.00%	(2.00%)	206.00%	(5.00%)	(17.30%)	201.00%